Segment Information - Geographical location (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) country	Dec. 31, 2020 USD ($) country	Dec. 31, 2019 CNY (¥)
Segment reporting
Principal geographical areas | country	2	2
Property and equipment, net	¥ 21,175	$ 3,245	¥ 20,336
People's Republic of China
Segment reporting
Property and equipment, net	18,284		16,446
Philippines
Segment reporting
Property and equipment, net	¥ 2,891		¥ 3,890